Loans and borrowings - Financing (Details) - Senior Security Term Loan	Jun. 05, 2024	Jun. 04, 2024
> 3.30x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	5.00%
≤ 3.30x > 2.80x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	4.75%
≤ 2.80x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%	4.50%